CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income/(loss)	¥ (258,184)	$ (40,515)	¥ (141,444)	¥ 144,560
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(6,635)	(1,041)	(1,275)	(1,542)
Other comprehensive income/(loss)	(6,635)	(1,041)	(1,275)	(1,542)
Comprehensive income/(loss)	(264,819)	(41,556)	(142,719)	143,018
Less: comprehensive income (loss) attributable to non-controlling interests	(9,697)	(1,522)	(9,011)	(3,540)
Comprehensive income/(loss) attributable to RISE Education Cayman Ltd	¥ (255,122)	$ (40,034)	¥ (133,708)	¥ 146,558